LEASES - Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Other non-current assets	$ 171,741	$ 138,608
Liabilities:
Current lease liabilities	27,785	23,188
Long-term lease liabilities	206,389	168,321
Total lease liabilities	$ 234,174	$ 191,509
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:OtherAssetsNoncurrent	us-gaap:OtherAssetsNoncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:AccruedLiabilitiesCurrent	us-gaap:AccruedLiabilitiesCurrent
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesNoncurrent	us-gaap:OtherLiabilitiesNoncurrent